Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
DGI U.S. Government Money Market Fund | Class A Withholding
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI U.S. Government Money Market Fund - Class A Withholding
Average Annual Return, Percent	2.92%	3.00%
DGI U.S. Government Money Market Fund | Class A Non-Withholding
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI U.S. Government Money Market Fund - Class A Non-Withholding
Average Annual Return, Percent	2.92%	3.00%
DGI U.S. Government Money Market Fund | Class I Withholding
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI U.S. Government Money Market Fund - Class I Withholding
Average Annual Return, Percent	2.92%	3.00%
DGI U.S. Government Money Market Fund | Class I Non-Withholding
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI U.S. Government Money Market Fund - Class I Non-Withholding
Average Annual Return, Percent	2.92%	3.00%